                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

        Report for the Calendar Year or Quarter Ended DECEMBER 31 , 2002.


Check here if Amendment;  / /           Amendment Number:
This Amendment (Check only one):                  / / is a restatement.
                                                  / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                                   White Mountains Insurance Group, Ltd.
Address of Principal Executive Office:  28 Gates Street
                                        White River Junction, Vermont 05001-7066
                                        U.S.A.

Form 13F File Number:                   028-01681

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      J. Brian Palmer
Title:     Chief Accounting Officer
Phone:     (802) 295-4500

Signature, Place, and Date of Signing:

/s/ J. Brian Palmer    White River Junction, Vermont    February 14, 2003
--------------------  -------------------------------  -------------------

[Signature]                 [City, State]                    [Date]


Report Type (Check only one):
/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                      Name
028-06739                                 High Rise Capital Management, L.P.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                        2
                                                    -------------

Form 13F Information Table Entry Total:                68 ITEMS
                                                    -------------

Form 13F Information Table Value Total:              $278,736,587
                                                    -------------


List of Other Included Managers:

Provide a numbered list of the names and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.         Form 13F File Number             Name

1.          028-07388                        Folksamerica Holding Company, Inc.
            ---------                        ----------------------------------
2.          028-00470                        OneBeacon Asset Management, Inc.
            ---------                        --------------------------------

                      WHITE MOUNTAINS INSURANCE GROUP, LTD.

                 FORM 13F INFORMATION TABLE - DECEMBER 31, 2002

   ------------------------------------------------------------------------------------------------------------------------------
                                                                                      Amount
                                       Title             CUSIP          Market       and Type      Investment
   Name of Issuer                     of Class           Number         Value      of Security     Discretion      Managers *
   ------------------------------------------------------------------------------------------------------------------------------

 1 BANK OF BERMUDA LTD                 SHS              G07644100        243,174        7,623        DEFINED         1, 3
 2 EVEREST RE GROUP LTD                COM              G3223R108        243,320        4,400        DEFINED         1, 3
 3 PLATINUM UNDERWRITERS HOLDINGS      COM              G7127P100        210,800        8,000        DEFINED         1, 3
 4 AEGON N V                           ORD AMER REG     007924103        178,337       13,900        DEFINED         1, 3
 5 ALEXANDER & BALDWIN INC             COM              014482103      4,384,300      170,000        DEFINED         2, 3
 6 ALEXANDER & BALDWIN INC             COM              014482103        515,800       20,000        DEFINED         1, 3
 7 ALLEGHANY CORP DEL                  COM              017175100        510,426        2,876        DEFINED         1, 3
 8 AMERADA HESS                        COM              023551104     17,616,000      320,000        DEFINED         2, 3
 9 AMERADA HESS                        COM              023551104      1,651,500       30,000        DEFINED         1, 3
10 AON CORP                            COM              037389103      9,161,650      485,000        DEFINED         2, 3
11 AON CORP                            COM              037389103      2,507,459      132,740        DEFINED         1, 3
12 ARCHER DANIELS MIDLAND              COM              039483102      2,446,000      200,000        DEFINED         2, 3
13 ARCHER DANIELS MIDLAND              COM              039483102        366,900       30,000        DEFINED         1, 3
14 BISYS GROUP INC                     COM              055472104        160,908       10,120        DEFINED         1, 3
15 BANK OF HAWAII CORP                 COM              062540109        483,201       15,900        DEFINED         1, 3
16 BERKLEY, WR CORP                    COM              084423102        350,549        8,850        DEFINED         1, 3
17 BERKSHIRE HATHAWAY INC              CL A             084670108      7,566,000          104        DEFINED         2, 3
18 BERKSHIRE HATHAWAY INC              CL B             084670207      4,846,000        2,000        DEFINED         2, 3
19 BERKSHIRE HATHAWAY INC              CL B             084670207      1,264,806          522        DEFINED         1, 3
20 CABLE & WIRELESS PLC                SPONSORED ADR    126830207        116,500       50,000        DEFINED         2, 3
21 CAPITOL FEDERAL FINANCIAL           COM              14057C106      2,448,000       85,000        DEFINED         2, 3
22 CAPITOL FEDERAL FINANCIAL           COM              14057C106        720,000       25,000        DEFINED         1, 3
23 CHARTER FINANCIAL CORP              COM              16122M100        326,350       10,700        DEFINED         2, 3
24 CITIGROUP INC                       COM              172967101        753,066       21,400        DEFINED         1, 3
25 COUNTRYWIDE CREDIT INDUSTRIES       COM              222372104        619,800       12,000        DEFINED         1, 3
26 EL PASO ELECTRIC CO                 COM NEW          283677854     14,614,750    1,325,000        DEFINED         2, 3
27 EL PASO ELECTRIC CO                 COM NEW          283677854      1,824,362      165,400        DEFINED         1, 3
28 FAIRMONT HOTELS & RESORTS           COM              305204109      4,710,000      200,000        DEFINED         2, 3
29 FIDELITY NATIONAL FINANCIAL INC     COM              316326107        660,868       20,130        DEFINED         1, 3
30 FIRST DATA CORP                     COM              319963104        315,149        8,900        DEFINED         1, 3
31 FIRSTENERGY CORP                    COM              337932107     21,430,500      650,000        DEFINED         2, 3
32 FORTUNE BRANDS INC.                 COM              349631101      5,056,700      110,000        DEFINED         2, 3
33 GREAT LAKES CHEMICAL CORP           COM              390568103     19,701,000      825,000        DEFINED         2, 3
34 GREAT LAKES CHEMICAL CORP           COM              390568103        716,400       30,000        DEFINED         1, 3
35 HASBRO INC                          COM              418056107      2,220,000      200,000        DEFINED         2, 3
36 INTL SPEEDWAY CORP                  CL A             460335201        222,248        5,960        DEFINED         1, 3
37 INTUIT INC                          COM              461202103        201,756        4,300        DEFINED         1, 3
38 LAFARGE NORTH AMERICA INC           COM              505862102        422,451       12,860        DEFINED         1, 3
39 LANDAMERICA FINANCIAL GROUP         COM              514936103        319,405        9,010        DEFINED         1, 3
40 LONGVIEW FIBRE CO                   COM              543213102      3,976,500      550,000        DEFINED         2, 3
41 LONGVIEW FIBRE CO                   COM              543213102        216,900       30,000        DEFINED         1, 3
42 MARATHON OIL CORP                   COM              565849106     22,141,600    1,040,000        DEFINED         2, 3
43 MARATHON OIL CORP                   COM              565849106      1,260,368       59,200        DEFINED         1, 3
44 MCDONALDS CORP                      COM              580135101      2,572,800      160,000        DEFINED         2, 3
45 MCDONALDS CORP                      COM              580135101        321,600       20,000        DEFINED         1, 3
46 MEREDETH CORP                       COM              589433101     17,307,500      430,000        DEFINED         2, 3
47 MEREDETH CORP                       COM              589433101        603,750       15,000        DEFINED         1, 3
48 MERRILL LYNCH & CO INC              COM              590188108        356,730        9,400        DEFINED         1, 3
49 MORGAN STANLEY                      COM NEW          617446448        487,024       12,200        DEFINED         1, 3
50 OCTEL CORP                          COM              675727101     19,118,000    1,210,000        DEFINED         2, 3
51 OCTEL CORP                          COM              675727101        395,000       25,000        DEFINED         1, 3
52 OVERSEAS SHIPPING GROUP             COM              690368105      3,669,500      205,000        DEFINED         2, 3
53 OVERSEAS SHIPPING GROUP             COM              690368105        268,500       15,000        DEFINED         1, 3
54 PAULA FINANCIAL                     COM              703588103        292,361      423,712        DEFINED         2, 3
55 PEOPLES BANK                        COM              710198102     13,326,000      530,000        DEFINED         2, 3
56 PEOPLES BANK                        COM              710198102        630,000       25,000        DEFINED         1, 3
57 POTLATCH CORPORATION                COM              737628107      8,358,000      350,000        DEFINED         2, 3
58 POTLATCH CORPORATION                COM              737628107        477,600       20,000        DEFINED         1, 3
59 R.H. DONNELLEY CORP                 COM NEW          74955W307        332,375       11,340        DEFINED         1, 3
60 RYDER SYSTEM                        COM              783549108     14,388,000      660,000        DEFINED         2, 3
61 RYDER SYSTEM                        COM              783549108      1,090,000       50,000        DEFINED         1, 3
62 SAFETY INSURANCE GROUP INC          COM              78648T100        165,370       11,500        DEFINED         1, 3
63 UICI                                COM              902737105        495,112       31,840        DEFINED         1, 3
64 UNISOURCE ENERGY CORP. HLD. CO      COM              909205106     27,058,850    1,565,000        DEFINED         2, 3
65 UNISOURCE ENERGY CORP. HLD. CO      COM              909205106      2,387,749      138,100        DEFINED         1, 3
66 UNOCAL CORP                         COM              915289102      3,975,400      130,000        DEFINED         2, 3
67 UNOCAL CORP                         COM              915289102        458,700       15,000        DEFINED         1, 3
68 WACHOVIA CORP                       COM              929903102        498,864       13,690        DEFINED         1, 3



   ------------------------------------------------------------------------------
                                            Voting Authority (Shares)
                                    ---------------------------------------------
   Name of Issuer                       Sole           Shared          None
   ------------------------------------------------------------------------------

 1 BANK OF BERMUDA LTD                                 7,623
 2 EVEREST RE GROUP LTD                                4,400
 3 PLATINUM UNDERWRITERS HOLDINGS                      8,000
 4 AEGON N V                                          13,900
 5 ALEXANDER & BALDWIN INC                           170,000
 6 ALEXANDER & BALDWIN INC                            20,000
 7 ALLEGHANY CORP DEL                                  2,876
 8 AMERADA HESS                                      320,000
 9 AMERADA HESS                                       30,000
10 AON CORP                                          485,000
11 AON CORP                                          132,740
12 ARCHER DANIELS MIDLAND                            200,000
13 ARCHER DANIELS MIDLAND                             30,000
14 BISYS GROUP INC                                    10,120
15 BANK OF HAWAII CORP                                15,900
16 BERKLEY, WR CORP                                    8,850
17 BERKSHIRE HATHAWAY INC                                104
18 BERKSHIRE HATHAWAY INC                              2,000
19 BERKSHIRE HATHAWAY INC                                522
20 CABLE & WIRELESS PLC                               50,000
21 CAPITOL FEDERAL FINANCIAL                          85,000
22 CAPITOL FEDERAL FINANCIAL                          25,000
23 CHARTER FINANCIAL CORP                             10,700
24 CITIGROUP INC                                      21,400
25 COUNTRYWIDE CREDIT INDUSTRIES                      12,000
26 EL PASO ELECTRIC CO                             1,325,000
27 EL PASO ELECTRIC CO                               165,400
28 FAIRMONT HOTELS & RESORTS                         200,000
29 FIDELITY NATIONAL FINANCIAL INC                    20,130
30 FIRST DATA CORP                                     8,900
31 FIRSTENERGY CORP                                  650,000
32 FORTUNE BRANDS INC.                               110,000
33 GREAT LAKES CHEMICAL CORP                         825,000
34 GREAT LAKES CHEMICAL CORP                          30,000
35 HASBRO INC                                        200,000
36 INTL SPEEDWAY CORP                                  5,960
37 INTUIT INC                                          4,300
38 LAFARGE NORTH AMERICA INC                          12,860
39 LANDAMERICA FINANCIAL GROUP                         9,010
40 LONGVIEW FIBRE CO                                 550,000


41 LONGVIEW FIBRE CO                                  30,000
42 MARATHON OIL CORP                               1,040,000
43 MARATHON OIL CORP                                  59,200
44 MCDONALDS CORP                                    160,000
45 MCDONALDS CORP                                     20,000
46 MEREDETH CORP                                     430,000
47 MEREDETH CORP                                      15,000
48 MERRILL LYNCH & CO INC                              9,400
49 MORGAN STANLEY                                     12,200
50 OCTEL CORP                                      1,210,000
51 OCTEL CORP                                         25,000
52 OVERSEAS SHIPPING GROUP                           205,000
53 OVERSEAS SHIPPING GROUP                            15,000
54 PAULA FINANCIAL                                   423,712
55 PEOPLES BANK                                      530,000
56 PEOPLES BANK                                       25,000
57 POTLATCH CORPORATION                              350,000
58 POTLATCH CORPORATION                               20,000
59 R.H. DONNELLEY CORP                                11,340
60 RYDER SYSTEM                                      660,000
61 RYDER SYSTEM                                       50,000
62 SAFETY INSURANCE GROUP INC                         11,500
63 UICI                                               31,840
64 UNISOURCE ENERGY CORP. HLD. CO                  1,565,000
65 UNISOURCE ENERGY CORP. HLD. CO                    138,100
66 UNOCAL CORP                                       130,000
67 UNOCAL CORP                                        15,000
68 WACHOVIA CORP                                      13,690


*     1 = Folksamerica Holding Company, Inc. (Form 13F filed separately)
*     2 = One Beacon Asset Management, Inc. (Form 13F filed separately)
*     3 = White Mountains Insurance Group, Ltd.